Business and Basis of Presentation (Narrative) (Details) - refinery	Oct. 06, 2017	Sep. 30, 2017
Phillips 66
Property, Plant and Equipment [Line Items]
Number of refineries		9
Common Control Transaction | Subsequent Event | Phillips 66 | Dakota Access, LLC
Property, Plant and Equipment [Line Items]
Controlling interest acquired, percentage	25.00%
Bakken Acquisition | Phillips 66 | Common Control Transaction | Subsequent Event | Phillips 66
Property, Plant and Equipment [Line Items]
Controlling interest acquired, percentage	100.00%